Equity	12 Months Ended
Dec. 31, 2023
Equity [abstract]
EQUITY	EQUITY
a.Share capital

	As of December 31,
	2023	2022
Ordinary shares, $0.0001 par value (Note i)	$24	$24
Series C preferred shares, $1 par value (Note ii)	—	—
	$24	$24
i.Ordinary shares

	Unit: in Thousands of Shares
	As of December 31,
	2023	2022
Ordinary shares

Number of shares authorized	450,000	450,000
Number of shares issued and fully paid	245,721	244,211
The movements of the number of ordinary shares issued and fully paid were as follows:

	Unit: in Thousands of Shares
	For the Year Ended December 31,
	2023	2022	2021
Number of shares as of January 1	244,211	126,100	126,100
Issuance of ordinary shares in relation to the Merger Agreement	—	88,643	—
Issuance of ordinary shares in relation to the PIPE Agreements	—	29,482	—
Reacquisition of restricted shares due to forfeiture	(261)	(274)	—
Issuance of ordinary shares in relation to exercise of share options	—	1	—
Issuance of ordinary shares in relation to vesting of restricted stock units	1,771	259	—
Number of shares as of December 31	245,721	244,211	126,100
Each ordinary share carries one vote and the right for dividends.
Pursuant to the Merger Agreement, immediately prior to the consummation of the Merger, Gogoro effected a recapitalization, whereby each of ordinary shares of Gogoro that were issued and outstanding was subdivided into 0.8752888353 ordinary shares of Gogoro, such that each ordinary share of Gogoro will have a value of $10.00 per share after giving effect to such share subdivision. All ordinary shares, preferred shares and restricted shares were adjusted retroactively for all periods presented in these consolidated financial statements.
Pursuant to the Merger Agreement, each outstanding ordinary share of Poema, after redemption by shareholders of Poema, was converted into one ordinary share of Gogoro on the Closing Date. This resulted in the issuance of 13,618,735 ordinary shares of Gogoro, including 6,393,750 Sponsor Earn-in Shares. As of December 31, 2023 and 2022, no Sponsor Earn-in Shares were vested. Refer to Note 13 for information in relation to Sponsor Earn-in Shares.
Concurrently with the execution of the Merger Agreement, certain investors entered into certain share subscription agreements (each, a “PIPE Agreement”) pursuant to which the investors had committed to subscribe for and purchase 29,482,000 ordinary shares of Gogoro at $10.00 per share for an aggregate purchase price of $294,820 thousand (the “PIPE Investments”). The amount was received on the Closing Date.
ii.Series C preferred shares

	Unit: in Thousands of Shares
	As of December 31,
	2023	2022
Series C preferred shares

Number of shares authorized	—	—
Number of shares issued and fully paid	—	—
The movements of the number of preferred shares issued and fully paid were as follows:

	Unit: in Thousands of Shares
	For the Year Ended December 31,
	2023	2022	2021
Number of shares as of January 1	—	75,025	75,025
Repurchase of Series C preferred shares	—	(75,025)	—
Number of shares as of December 31	—	—	75,025
In 2017, Gogoro issued 85,714 thousand series C preferred shares (adjusted to 75,025 thousand series C preferred shares to reflect the 1:0.8752888353 share subdivision effected on the Closing Date) at an issuance price of $3.50 per share. The major features of series C preferred shares are summarized as follows:
1)The series C preferred shares will have a liquidation preference per share equal to the per share subscription price of such series C preferred shares in preference over the ordinary shares of Gogoro.
2)Each series C preferred share is entitled to the same dividends distributable to each ordinary share as may be declared from time to time by board of directors of Gogoro.
3)The series C preferred shares will convert into ordinary shares on a one to one basis upon the earlier of: (i) at any time immediately before the issuance of any class of shares of Gogoro with rights ranking prior to the series C preferred shares; (ii) Gogoro’s submission of an application with Taipei Exchange for listing on the Emerging Stock Board, or (iii) Gogoro’s submission of a listing application in connection with the IPO to either the Taiwanese Stock Exchange Main Board, Hong Kong Stock Exchange Main Board, Nasdaq or NYSE in connection with its IPO. Prior to an IPO, if Gogoro issues any equity-linked securities for a price per share less than $3.50 per share other than ordinary shares issued in accordance with equity incentive award plans, the series C preferred shares shall be subject to broad-based weighted average anti-dilution protection.
4)Each series C preferred share will have a number of votes equal to the number of ordinary shares into which such series C preferred share is then convertible. The holders of ordinary shares will have one vote per share and will vote together with the ordinary shares, as a single class.
On the Closing Date, immediately prior to the consummation of any of the transactions contemplated by the PIPE Agreements, Gogoro repurchased each series C preferred share that was issued and outstanding for consideration in an amount equal to the initial subscription price for such series C preferred shares. Immediately upon receipt of such consideration, each holder of a series C preferred share applied such amount to the subscription for one ordinary share of Gogoro.
b.Reserves

	As of December 31,
	2023	2022
Capital surplus - Issuance of ordinary shares	$599,077	$598,317
Capital surplus - Expired share options	2,209	2,209
Capital surplus - Employee restricted shares (Note 22)	52,260	37,126
Capital surplus - Employee share options (Note 22)	16,366	5,818
Accumulated deficits	(425,978)	(349,940)
Other equity	4,729	5,420
	$248,663	$298,950
Retained earnings and dividend policy
1)Subject to any rights and restrictions for the time being attached to any shares, or as otherwise provided for in the Companies Act and the Articles of Association of Gogoro, the board of directors of Gogoro may from time to time declare dividends (including interim dividends) and other distributions on shares of Gogoro in issue and authorize payment of the same out of the funds of Gogoro lawfully available therefor.
2)Subject to any rights and restrictions for the time being attached to any shares, Gogoro by ordinary resolution may declare dividends, but no dividend shall exceed the amount recommended by the board of directors of Gogoro.
3)The board of directors may determine, before recommending or declaring any dividend, to set aside out of the funds legally available for distribution such sums as they think proper as a reserve or reserves which shall be applicable for meeting contingencies, or for equalizing dividends or for any other purpose to which those funds may be properly applied and pending such application may, at the determination of the board of directors of Gogoro, either be deployed in business of Gogoro or be invested in such investments as the board of directors of Gogoro may from time to time think fit.